Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.000% Senior Notes due 2029
Amount Registered | shares	334,650,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 334,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 46,215.17
Offering Note	Represents the aggregate principal amount of Fifth Third Bancorp's (the "Company") 4.000% Senior Notes due 2029 to be offered in the exchange offer to which the Company's registration statement on Form S-4 (the "Registration Statement") relates. The value of the securities to be cancelled upon the issuance of the Company's 4.000% Senior Notes due 2029 registered on the Registration Statement, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.982% Fixed-To-Floating Rate Senior Notes due 2030
Amount Registered | shares	938,141,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 938,141,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 129,557.27
Offering Note	Represents the aggregate principal amount the Company's 5.982% Fixed-To-Floating Rate Senior Notes due 2030 to be offered in the exchange offer to which the Company's Registration Statement relates. The value of the securities to be cancelled upon the issuance of the Company's 5.982% Fixed-To-Floating Rate Senior Notes due 2030 registered on the Registration Statement, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities.